UNAUDITED PRO FORMA CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	9 Months Ended
	Sep. 30, 2011		Sep. 30, 2010
Vycor
Revenue	$ 518,731		$ 316,450
Cost of revenue	93,863		48,737
Gross profit	424,868		267,713
Operating expenses
Research and development	94,960		15,208
Depreciation and amortization	155,381		56,801
Sales, General and administrative	4,002,430		1,921,422
Costs related to Acquisition of Subsidiary
Negative Goodwill on Acquisition of Subsidiary
Total operating expenses	4,252,771		1,993,431
Loss from operations	(3,827,903)		(1,725,718)
Net Interest and Other income (expense)	(92,149)		(258,104)
Net loss	(3,920,052)		(1,983,822)
Loss per Share
Basic and diluted (in dollars per share)	$ (0.005)		$ (0.003)
Weighted average number of common shares outstanding
Basic and diluted (in shares)	770,330,972		663,168,900
Sight Science
Revenue	55,025		98,395
Cost of revenue	2,805		4,918
Gross profit	52,220		93,477
Operating expenses
Research and development
Depreciation and amortization	600		789
Sales, General and administrative	85,623		111,641
Costs related to Acquisition of Subsidiary
Negative Goodwill on Acquisition of Subsidiary
Total operating expenses	86,223		112,430
Loss from operations	(34,003)		(18,953)
Net Interest and Other income (expense)	(415)		(199)
Net loss	(34,418)		(19,152)
Loss per Share
Basic and diluted (in dollars per share)
Weighted average number of common shares outstanding
Basic and diluted (in shares)
Adjustments
Revenue
Cost of revenue
Gross profit
Operating expenses
Research and development
Depreciation and amortization
Sales, General and administrative
Costs related to Acquisition of Subsidiary	45,943	[1]	45,943	[1]
Negative Goodwill on Acquisition of Subsidiary	(73,622)	[2]	(73,622)	[2]
Total operating expenses	(27,679)		(27,679)
Loss from operations	27,679		27,679
Net Interest and Other income (expense)
Net loss	27,679		27,679
Loss per Share
Basic and diluted (in dollars per share)
Weighted average number of common shares outstanding
Basic and diluted (in shares)
Proforma Combined
Revenue	573,756		414,845
Cost of revenue	96,668		53,655
Gross profit	477,088		361,190
Operating expenses
Research and development	94,960		15,208
Depreciation and amortization	155,981		57,590
Sales, General and administrative	4,088,053		2,033,063
Costs related to Acquisition of Subsidiary	45,943		45,943
Negative Goodwill on Acquisition of Subsidiary	(73,622)		(73,622)
Total operating expenses	4,311,315		2,078,182
Loss from operations	(3,834,227)		(1,716,992)
Net Interest and Other income (expense)	(92,564)		(258,303)
Net loss	$ (3,926,791)		$ (1,975,295)
Loss per Share
Basic and diluted (in dollars per share)	$ (0.005)		$ (0.003)
Weighted average number of common shares outstanding
Basic and diluted (in shares)	784,680,972		677,518,900

[1]	Reflects the transaction costs incurred by Vycor in connection with the acquisition and not accrued at September 30, 2011
[2]	Reflects the negative goodwill generated from the excess of the Fair Value of the Assets acquired over the Consideration paid as set out in more detail in Note A